Taxation	12 Months Ended
Mar. 31, 2019
Taxation [Abstract]
Taxation

11. Taxation

Significant accounting policies that apply to taxation

Current income tax is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the group’s subsidiaries, associates and joint ventures operate and generate taxable income. We periodically evaluate positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation, and establish provisions where appropriate on the basis of the amounts expected to be paid to tax authorities.

Deferred tax is recognised, using the liability method, in respect of temporary differences between the carrying amount of our assets and liabilities and their tax base. Deferred tax is determined using tax rates that are expected to apply in the periods in which the asset is realised or liability settled, based on tax rates and laws that have been enacted or substantively enacted by the balance sheet date.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. Any remaining deferred tax asset is recognised only when, on the basis of all available evidence, it can be regarded as probable that there will be suitable taxable profits, within the same jurisdiction, in the foreseeable future against which the deductible temporary difference can be utilised. Deferred tax balances for which there is a right of offset within the same jurisdiction are presented net on the face of the group balance sheet as permitted by IAS 12, with the exception of deferred tax related to our pension schemes which is disclosed within deferred tax assets.

Critical accounting judgements and key estimates made in accounting for taxation

We seek to pay tax in accordance with the laws of the countries where we do business. However, in some areas these laws are unclear, and it can take many years to agree an outcome with a tax authority or through litigation. We estimate our tax on country-by-country and issue-by-issue bases. Our key uncertainties are whether EE’s tax losses will be available to us, whether our intra-group trading model will be accepted by a particular tax authority and whether intra-group payments are subject to withholding taxes. We provide for the most likely outcome where an outflow is probable, but the agreed amount can differ materially from our estimates. Approximately 85% by value of the provisions are under active tax authority examination and are therefore likely to be re-estimated or resolved in the coming 12 months. £252m (2017/18: £240m) is included in current tax liabilities in relation to these uncertainties.

Under a downside case an additional amount of £556m could be required to be paid, of which £474m would relate to EE losses. This amount is not provided as we don’t consider this outcome to be probable.

Deciding whether to recognise deferred tax assets is judgemental. We only recognise them when we consider it is probable that they can be recovered. In making this judgement we consider evidence such as historical financial performance, future financial plans and trends, the duration of existing customer contracts and whether our intra-group pricing model has been agreed by the relevant tax authority.

The value of the group’s income tax assets and liabilities is disclosed on the group balance sheet on page 112. The value of the group’s deferred tax assets and liabilities is disclosed below.

Analysis of our taxation expense for the year

Year ended 31 March	2019 £m	2018 £m	2017 £m
United Kingdom
Corporation tax at 19% (2017/18: 19%, 2016/17: 20%)	(434)	(578)	(555)
Adjustments in respect of earlier years	(9)	37	33
Non-UK taxation
Current	(74)	(66)	(109)
Adjustments in respect of earlier years	15	23	–
Total current tax expense	(502)	(584)	(631)
Deferred taxation
Origination and reversal of temporary differences	(20)	46	96
Adjustments in respect of earlier years	2	(57)	26
Impact of change in UK corporation tax rate to 17% (2017/18: 17%, 2016/17: 17%)	–	–	63
Remeasurement of temporary differences	13	11	–
Total deferred taxation (expense) credit	(5)	–	185
Total taxation expense	(507)	(584)	(446)

11. Taxation continued

Factors affecting our taxation expense for the year

The taxation expense on the profit for the year differs from the amount computed by applying the UK corporation tax rate to the profit before taxation as a result of the following factors:

Year ended 31 March	2019 £m	2018 £m	2017 £m
Profit before taxation	2,666	2,616	2,354
Expected taxation expense at UK rate of 19% (2017/18: 19%, 2016/17: 20%)	(506)	(497)	(471)
Effects of:
(Higher) lower taxes on non-UK profits	(7)	(8)	(29)
Net permanent differences between tax and accounting[a]	(36)	(100)	(183)
Adjustments in respect of earlier years[b]	8	3	59
Prior year non-UK losses used against current year profits	21	16	120
Non-UK losses not recognised[c]	-	(9)	(8)
Other deferred tax assets not recognised	-	-	-
Lower taxes on profit on disposal of business	-	-	3
Re-measurement of deferred tax balances	13	11	63
Other non-recurring items	-	-	-
Total taxation expense	(507)	(584)	(446)
Exclude specific items (note 10)	(112)	(87)	(217)
Total taxation expense before specific items	(619)	(671)	(663)

[a]

Includes income that is not taxable or UK income taxable at a different rate, and expenses for which no tax relief is received. Examples include some types of depreciation and amortisation and the benefit of R&D tax incentives.

[b]	Reflects the differences between initial accounting estimates and tax returns submitted to tax authorities, including the release and establishment of provisions for uncertain tax positions.
[c]	Reflects losses made in countries where it has not been considered appropriate to recognise a deferred tax asset, as future taxable profits are not probable.

Tax components of other comprehensive income

Year ended 31 March	2019 Tax credit (expense) £m	2018 Tax credit (expense) (Restated) £m	2017 Tax credit (expense) £m
Tax on items that will not be reclassified to the income statement
Pension remeasurements[a]	384	(263)	416
Tax on items that have been or may be reclassified subsequently to the income statement
Exchange differences on translation of foreign operations	(4)	(9)	21
Fair value movements on cash flow hedges
– net fair value gains or losses	(37)	57	(131)
– recognised in income and expense	-	(47)	139
	343	(262)	445
Current tax credit[b]	395	203	122
Deferred tax (expense) credit	(52)	(465)	323
	343	(262)	445

[a] Certain results have been restated to reflect the update to the calculation of our IAS 19 accounting valuation of retirement benefit obligations. See note 2.

[b]	Includes £391m (2017/18: £212m, 2016/17: £110m) relating to cash contributions made to reduce retirement benefit obligations.

Tax (expense) credit recognised directly in equity

Year ended 31 March	2019 £m	2018 £m	2017 £m
Tax (expense) credit relating to share-based payments	-	(2)	(6)

11. Taxation continued

Deferred taxation

	Fixed asset temporary differences £m	Retirement benefit obligations[b] £m	Share- based payments £m	Tax losses £m	Other £m	Jurisdictional offset £m	Total (Restated) £m
At 1 April 2017	1,432	(1,537)	(17)	(270)	(85)	–	(477)
Expense (credit) recognised in the income statement	11	(104)	4	89	–	–	–
Expense (credit) recognised in other comprehensive income (restated)[a]	–	475	–	–	(10)	–	465
Expense (credit) recognised in equity	–	–	6	–	–	–	6
Exchange differences	–	–	–	(2)	5	–	3
Transfer to current tax	17	–	–	–	–	–	17
At 31 March 2018	1,460	(1,166)	(7)	(183)	(90)	–	14
Non-current
Deferred tax asset	(41)	(1,166)	(7)	(183)	(90)	161	(1,326)
Deferred tax liability	1,501	–	–	–	–	(161)	1,340
At 1 April 2018	1,460	(1,166)	(7)	(183)	(90)	–	14
Expense (credit) recognised in the income statement	(60)	(59)	1	114	(1)	–	(5)
Expense (credit) recognised in other comprehensive income	–	15	–	–	37	–	52
Expense (credit) recognised in equity	–	–	(1)	–	–	–	(1)
Exchange differences	–	–	1	(1)	–	–	–
At 31 March 2019	1,400	(1,210)	(6)	(70)	(54)	–	60
Non-current
Deferred tax asset	(27)	(1,210)	(6)	(70)	(54)	20	(1,347)
Deferred tax liability	1,427	–	–	–	–	(20)	1,407
At 31 March 2019	1,400	(1,210)	(6)	(70)	(54)	–	60

[a] Certain results have been restated to reflect the update to the calculation of our IAS 19 accounting valuation of retirement benefit obligations. See note 2.

[b]	Includes a deferred tax asset of £2m (2017/18: £2m) arising on contributions payable to defined contribution pension plans.

The majority of the deferred tax assets and liabilities noted above are anticipated to be realised after more than 12 months.

What factors affect our future tax charges?

The rate of UK corporation tax will change from 19% to 17% on 1 April 2020. As deferred tax assets and liabilities are measured at the rates that are expected to apply in the periods of the reversal, deferred tax balances at 31 March 2019 have been calculated at the rate at which the relevant balance is expected to be recovered or settled.

What are our unrecognised tax losses and other temporary differences?

At 31 March 2019 we had operating losses and other temporary differences carried forward in respect of which no deferred tax assets were recognised amounting to £4.2bn (2017/18: £4.1bn). Our other temporary differences have no expiry date restrictions. The expiry date of operating losses carried forward is dependent upon the tax law of the various territories in which the losses arose. A summary of expiry dates for losses in respect of which restrictions apply is set out below:

At 31 March 2019	£m	Expiry
Restricted losses
Europe	16	2019-2038
Americas	205	2019-2038
Other	3	2019-2038
Total restricted losses	224
Unrestricted operating losses	3,905	No expiry
Other temporary differences	108	No expiry
Total	4,237

At 31 March 2019 we had UK capital losses carried forward in respect of which no deferred tax assets were recognised amounting to £16.9bn (2017/18: £16.9bn). These losses have no expiry date, but we consider the future utilisation of significant amounts of these losses to be remote.

At 31 March 2019 the undistributed earnings of non-UK subsidiaries were £2.5bn (2017/18: £2.4bn). No deferred tax liabilities have been recognised in respect of these unremitted earnings because the group is in a position to control the timing of any dividends from subsidiaries and hence any tax consequences that may arise. Under current tax rules, tax of £18.2m (2017/18: £23.0m) would arise if these earnings were to be repatriated to the UK. On 29 March 2017, the UK Government notified the EU of its intention to withdraw membership from the EU. Depending on the outcome of negotiations we could cease to benefit from the EU Parent Subsidiary directive on dividends paid by our EU subsidiaries. In this event, additional tax of up to £27.5m could arise if the undistributed earnings of EU subsidiaries of £970m were to be repatriated to the UK.